Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Stockholders' Equity
Dividend per share	$ 0.815	$ 0.775